Income before taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
After charging
Depreciation	¥ 441	¥ 526	¥ 601
Directors
- salaries and related costs	234	312	312
- social benefits contribution
Key management personnel (other than directors)
- salaries and related costs	1,160	364	510
- social benefits contribution	174
Other than directors and key management personnel
- salaries and related costs	6,198	7,119	5,381
- social benefits contribution	¥ 398	¥ 409	¥ 279